Summary of Significant Accounting Policies (Policies) - EBP 004	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation	Basis of Presentation The accompanying financial statements of the Plan have been prepared on the accrual method of accounting.
Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management of the Plan to make estimates and assumptions that affect the reported amounts of assets, liabilities and changes therein and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates and assumptions.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan's investments are stated at fair value. Money market, mutual funds and common stock and the collective trust funds are valued using quoted market prices from national exchanges and/or inputs derived principally from or corroborated by observable market data. Investment transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date. Investment income is recorded on the accrual basis.

Notes Receivable from Participants	Notes Receivable from Participants Notes receivable from participants are equal to the outstanding principal balances plus accrued interest.
Contributions	Contributions Contributions to the Plan from participants and, when applicable from the Bank, are recorded in the period the payroll deductions are made from Plan participants.
Payment of Benefits	Payment of Benefits Benefits to participants or their beneficiaries are recorded when paid.
Administrative Expenses
Administrative Expenses

Administrative fees are charged to the Plan. All other administrative expenses of the Plan are paid by the Bank. Expenses directly related to the managing of the mutual funds (such as investment management fees, commissions, and other transaction costs) are charged against the assets of the applicable fund to which such expenses directly relate.